Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of outstanding shares granted plan
The following table refers to the outstanding shares granted plan as of December 31, 2025, and December 31, 2024.

	Share-based Compensation Plan
	SOP 2021(*)	RSU 2022	SOP 2023	SOP 2024 (**)	SOP 2025	TOTAL
Outstanding on 12/31/2023	1,482,753	688,779	1,116,884	—	—	3,288,416
Granted	—	—		1,273,492	—	1,273,492
Forfeited	—	(4,310)	(17,412)	(12,600)	—	(34,322)
Vested	(1,482,753)	(68,311)	—	—	—	(1,551,064)
Outstanding on 12/31/2024	—	616,158	1,099,472	1,260,892	—	2,976,522
Granted	—	—	—	110,382	2,394,873	2,505,255
Forfeited	—	(30,649)	(10,619)	—	—	(41,268)
Vested	—	(76,185)	—	(46,176)	—	(122,361)
Outstanding on 12/31/2025	—	509,324	1,088,853	1,325,098	2,394,873	5,318,148

(*)
All the stock options were vested on February 1st, 2024, and the participants had a period of 12 months to exercise their vested options from February 1, 2024. On February 1, 2025, no options were exercised by any participant.

(**)	The shares vested during the period ending on December 31, 2025, have not been exercised yet by the participants.

Summary of share-based compensation expense
The following table refers to the share-based compensation expense for the period ended on December 31, 2025 and 2024.

	2025
	Share-based Compensation Plan
	SOP 2021	RSU 2022	SOP 2023	SOP 2024	SOP 2025	TOTAL
Share-based compensation	—	(4,044)	(3,760)	(8,004)	(9,253)	(25,061)
Social charges	—	(4,851)	—	—	—	(4,851)
Total expense	—	(8,895)	(3,760)	(8,004)	(9,253)	(29,912)

	2024
	Share-based Compensation Plan
	SOP 2021	RSU 2022	SOP 2023	SOP 2024	SOP 2025	TOTAL
Share-based compensation	(119)	(5,899)	(3,839)	(6,609)	—	(16,466)
Social charges	—	(6,013)	—	—	—	(6,013)
Total expense	(119)	(11,912)	(3,839)	(6,609)	—	(22,479)